Financial Instruments - Additional Information (Detail) - CAD ($)	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,047,565,000,000	$ 1,090,456,000,000	$ 1,084,224,000,000	$ 1,047,565,000,000
Decreases (increases) in the Bank's before-tax annual earnings		69,000,000		60,000,000	$ 59,000,000
The unrealized foreign currency translation gains		347,000,000		336,000,000	$ 356,000,000
Derivative liabilities transferred into Level 3	0	0	0
Derivative liabilities transferred out of Level 3	0	0	0
Derivative asset transferred out of Level 3	0	0	0
Derivative asset transferred into Level 3	0	0	0
Transfer of financial assets from level two to level three	0	0	0
Trading assets [member] | Equity securities [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred into Level 3	72,000,000
Transfer of financial assets from level two to level three	72,000,000
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	162,371,000,000			162,371,000,000
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	885,194,000,000			885,194,000,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	369,282,000,000	366,818,000,000	361,243,000,000	369,282,000,000
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	86,966,000,000	87,000,000,000	87,000,000,000	86,966,000,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	50,000,000,000	$ 49,000,000,000	$ 48,000,000,000	50,000,000,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 282,316,000,000			$ 282,316,000,000
Percentage of residential mortgage portfolio insured	35.00%	36.00%	38.00%
Percentage of residential mortgage portfolio uninsured to average loan value	51.00%	52.00%	52.00%	51.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio				80.00%